Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000131942 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131942 | Top10HoldingCaterpillarBNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131942 | Top10HoldingSiemensBNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131942 | Top10HoldingAirbusBNY-4012250
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131942 | Top10HoldingDeereBNY-244199105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131942 | Top10HoldingGeneral ElectricBNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131942 | Top10HoldingAmphenolBNY-032095101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131942 | Top10HoldingRolls-Royce HoldingsBNY-B63H849
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131942 | Top10HoldingParker-HannifinBNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131942 | Top10HoldingBoeingBNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131942 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000131942 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000131942 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000131942 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000131942 | Construction & Farm Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000131942 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131942 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131942 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131942 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131942 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000190555 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190555 | Top10HoldingCaterpillarBNY-149123101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190555 | Top10HoldingSiemensBNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190555 | Top10HoldingAirbusBNY-4012250
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190555 | Top10HoldingDeereBNY-244199105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190555 | Top10HoldingGeneral ElectricBNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190555 | Top10HoldingAmphenolBNY-032095101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190555 | Top10HoldingRolls-Royce HoldingsBNY-B63H849
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190555 | Top10HoldingParker-HannifinBNY-701094104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190555 | Top10HoldingBoeingBNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190555 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000190555 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000190555 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000190555 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000190555 | Construction & Farm Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000190555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190555 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190555 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190555 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190555 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.20%